Debt (AR Securitization) (Details) - CAD ($)		12 Months Ended
	Mar. 20, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust		$ 450,000,000
Extension term	1 year
Proceeds		450,000,000	$ 0	$ 0
Repayments		450,000,000	0	$ 0
Outstanding borrowings		$ 0	$ 0